Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Aug. 23, 2019 shares
Total current liabilities	¥ 609,057	$ 95,574	¥ 466,227
Total non-current liabilities	52,883	$ 8,297	61,499
Common stock par or stated value per share | $ / shares		$ 0.0001		$ 0.0001
Common stock shares issued					24,475,310
Variable Interest Entity, Primary Beneficiary [Member]
Total current liabilities	695,081	$ 109,073	462,536
Total non-current liabilities	¥ 52,883	$ 8,297	¥ 61,499
Common Class A [Member]
Common stock par or stated value per share | $ / shares		$ 0.0001		0.0001
Common stock shares authorized	300,000,000	300,000,000	300,000,000
Common stock shares issued	46,379,583	46,379,583	46,097,880
Common stock shares outstanding	40,377,645	40,377,645	36,595,330
Common Class B [Member]
Common stock par or stated value per share | $ / shares		$ 0.0001		$ 0.0001
Common stock shares authorized	6,296,630	6,296,630	6,296,630
Common stock shares issued	6,296,630	6,296,630	6,296,630
Common stock shares outstanding	6,296,630	6,296,630	6,296,630
Undesignated Common Shares [Member]
Common stock shares authorized	193,703,370	193,703,370	193,703,370
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0